Fixed Price Stock Options and Warrants Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at December 31,2013	19,323,406
Number Exercisable at December 31, 2013	18,190,906
Exercise price zero point one
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at December 31,2013	7,500,000
Average Remaining Contractual Life	47 months
Weighted Average Exercise Price	$ 0.10
Number Exercisable at December 31, 2013	7,500,000
Weighted Average Exercise Price	$ 0.10
Exercise price zero point one seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at December 31,2013	8,033,406
Average Remaining Contractual Life	92 months
Weighted Average Exercise Price	$ 0.17
Number Exercisable at December 31, 2013	7,533,406
Weighted Average Exercise Price	$ 0.17
Exercise price zero point two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at December 31,2013	3,727,500
Average Remaining Contractual Life	16 months
Weighted Average Exercise Price	$ 0.20
Number Exercisable at December 31, 2013	3,087,500
Weighted Average Exercise Price	$ 0.20
Exercise price sixteen point zero
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at December 31,2013	62,500
Average Remaining Contractual Life	72 months
Weighted Average Exercise Price	$ 16.00
Number Exercisable at December 31, 2013	62,500
Weighted Average Exercise Price	$ 16.00
Exercise price sixty point zero
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding at December 31,2013	0
Weighted Average Exercise Price	$ 60.00
Number Exercisable at December 31, 2013	7,500
Weighted Average Exercise Price	$ 60.00